Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,920,085	$ 2,683,804
Non-Depletable	735,971	658,785
Total	3,656,056	3,342,589
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	956,242	1,044,132
Non-Depletable	891,426	1,036,556
Total	1,847,668	2,080,688
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,124,626	3,727,936
Non-Depletable	2,032,213	1,695,341
Total	6,156,839	5,423,277
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Non-Depletable	393,422
Total	393,422
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	248,299
Non-Depletable	11,394
Total	259,693
San Dimas [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable		38,110
Non-Depletable		96,752
Total		134,862
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	284,194	293,968
Non-Depletable	104,528	109,282
Total	388,722	403,250
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	353,679	380,738
Non-Depletable	356,398	376,900
Total	710,077	757,638
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	230,983	240,950
Non-Depletable	15,248	20,853
Total	246,231	261,803
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	87,386	90,366
Non-Depletable	415,252	432,769
Total	502,638	523,135
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	308,041	315,421
Non-Depletable	58,422	64,567
Total	366,463	379,988
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,171,292	2,224,133
Non-Depletable	534,768	584,599
Total	2,706,060	2,808,732
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	108,403	112,432
Non-Depletable	9,144	9,619
Total	117,547	122,051
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	101,421
Non-Depletable	106,774
Total	208,195
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	209,569
Non-Depletable	26,863
Total	236,432
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	21,359	31,818
Total	$ 21,359	$ 31,818